SCHEDULE OF FINANCE INCOME / (FINANCE COSTS) (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Interest income	$ 119,511	$ 220,161	$ 36,256
Total finance income	119,511	220,161	36,256
Lease interest	(17,639)	(29,515)	(15,215)
Interest paid	(33,983)
Total finance costs	$ (51,622)	$ (29,515)	$ (15,215)